Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Non-current assets
Investment properties	$ 69,828	$ 80,196
Equity accounted investments	21,889	22,698
Participating loan interests	0	268
Property, plant and equipment	6,854	7,506
Goodwill	1,007	1,109
Intangible assets	1,127	1,179
Other non-current assets	2,149	1,856
Loans and notes receivable	569	594
Total non-current assets	103,423	115,406
Current assets
Loans and notes receivable	48	461
Accounts receivable and other	1,460	2,361
Cash and cash equivalents	1,751	3,288
Total current assets	3,259	6,110
Assets held for sale	1,346	1,004
Total assets	108,028	122,520
Non-current liabilities
Debt obligations	46,791	57,937
Capital securities	2,938	2,865
Other non-current liabilities	1,598	2,294
Deferred tax liabilities	2,492	2,378
Total non-current liabilities	53,819	65,474
Current liabilities
Debt obligations	4,765	5,874
Capital securities	74	520
Accounts payable and other liabilities	4,689	3,749
Total current liabilities	9,528	10,143
Liabilities associated with assets held for sale	765	163
Total liabilities	64,112	75,780
Equity
Limited partners	12,640	12,353
General partner	4	4
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	12,814	12,740
Limited partnership units of Brookfield Office Properties Exchange LP	96	96
Class A shares of Brookfield Property REIT Inc. (“BPR”)	2,298	3,091
Interests of others in operating subsidiaries and properties	15,886	18,456
Total equity	43,916	46,740
Total liabilities and equity	108,028	122,520
Preferred equity
Equity
Preferred equity	$ 178	$ 0